Contingent consideration - Disclosure in the movement of the liability (Details) - ZAR (R) R in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Oct. 01, 2020
Disclosure of contingent consideration liabilities [line items]
Contingent consideration recognised as of acquisition date					R 544
Remeasurement of contingent consideration (c)	R (127)	R (127)	R 0	R 0
Contingent consideration liability	R 417	R 417	R 0